Revenue from External Customers by Geographic Areas (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 1		$ 394,867
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 2		410,012
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 3		244,240
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 4		156,496
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 5		639,107
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 6		566,508
Basis Of Presentation Revenue From External Customers By Geographic Areas 1	191,162
Basis Of Presentation Revenue From External Customers By Geographic Areas 2	193,235
Basis Of Presentation Revenue From External Customers By Geographic Areas 3	93,638
Basis Of Presentation Revenue From External Customers By Geographic Areas 4	104,116
Basis Of Presentation Revenue From External Customers By Geographic Areas 5	284,800
Basis Of Presentation Revenue From External Customers By Geographic Areas 6	$ 297,351